Inventories (Tables)	9 Months Ended
Sep. 30, 2020
Inventories
Schedule of inventories

DKK thousand	September 30, 2020	December 31, 2019

Raw materials	15,262	—
Work in progress	27,570	—
Finished goods	32,330	—
Inventories	75,162	—